Share-Based Compensation - Summary of Performance Restricted Stock Units (Detail) - Performance RSU [Member] - pRSU Plan [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	200,000	266,845
Units Granted	0	0
Units Forfeited	0	(66,845)
Non-vested balance, ending	200,000	200,000
Non-vested units, Beginning balance	$ 13.92	$ 13.92
Units Granted		0
Units Forfeited		13.92
Non-vested units , Ending balance		$ 13.92